Property, plant and equipment - Sensitivity to changes in assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Potential Reduction In Recoverable Amount Of Alloy CGU	$ 27,974,000
Dunkirk
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value		$ 18,141,000
Excess of recoverable value over carrying value		1,896,000
Dunkirk | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.		11,676,000
Increase (Decrease) in CGU valuation due to increase in assumption		$ (8,911,000)
Percentage decrease		10.00%
Percentage increase		10.00%
Dunkirk | Long-term growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.		$ 1,574,000
Increase (Decrease) in CGU valuation due to increase in assumption		$ (1,661,000)
Percentage decrease		10.00%
Percentage increase		10.00%
Dunkirk | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.		$ (23,174,000)
Increase (Decrease) in CGU valuation due to increase in assumption		$ 23,174,000
Percentage decrease		10.00%
Percentage increase		10.00%
Alloy
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Carrying Value	53,704,000	$ 70,574,000
Amount Of Shortfall Of Recoverable Value Versus Carrying Value.	9,512,000
Amount by which recoverable amount is lower than carrying amount.		(2,479,000)
Alloy | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.	11,072,000	16,334,000
Increase (Decrease) in CGU valuation due to increase in assumption	$ (8,850,000)	$ (12,761,000)
Percentage decrease	10.00%	10.00%
Percentage increase	10.00%	10.00%
Alloy | Long-term growth rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.	$ 1,947,000	$ 760,000
Increase (Decrease) in CGU valuation due to increase in assumption	$ (1,712,000)	$ (806,000)
Percentage decrease	10.00%	10.00%
Percentage increase	10.00%	10.00%
Alloy | EBITDA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Increase (decrease) in CGU valuation due to decrease in assumption.	$ (31,459,000)	$ (28,191,000)
Increase (Decrease) in CGU valuation due to increase in assumption	$ 31,333,000	$ 28,191,000
Percentage decrease	15.00%	10.00%
Percentage increase	15.00%	10.00%